JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
JOINT ARRANGEMENTS [Abstract]
JOINT ARRANGEMENTS
10.	JOINT ARRANGEMENTS

tgs jointly with SACDE applied for the public tender launched by the Argentine Government for the construction of a connection pipeline in the province of Santa Fe. This tender was finally obtained by the UT whose sole purpose is the execution of such works. For further information, see Note 23.

The Company participates in the UT in a percentage of 51% on the rights of the assets and on the obligations related to them. tgs consolidates line by line assets, liabilities and results of the UT based on the aforementioned percentage of participation.

The breakdown of the amounts included in the Statements of Financial Position related to the Company’s participation in the UT as of December 31, 2025 and 2024 and its results as of December 31, 2025, 2024 and 2023 is the following:

	2025	2024
Consolidated Statements of Financial Position
Non current assets	-	-
Current assets	265,939	260,470
Total assets	265,939	260,470
Non current liabilities	-	-
Current liabilities	2,508,685	2,867,037
Total liabilities	2,508,685	2,867,037

	2025	2024	2023
Consolidated Statements of Comprehensive Income
Gross profit / (loss)	14,358	(669,392)	(294,321)
Operating loss	(141,575)	(747,193)	(420,202)
Net Financial results	513,088	1,196,668	1,858,635
Comprehensive income	371,513	449,475	1,438,433